POOL REVENUES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
POOL REVENUES [Abstract]
Pool earnings allocated on a net basis	$ 43.2	$ 125.6	$ 120.9